EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF INDEPENDENT AUDITOR’S REPORT (Details Narrative) - USD ($)	Jul. 22, 2025	Jul. 01, 2025	Jan. 21, 2025	Dec. 20, 2024	Jul. 15, 2024
IfrsStatementLineItems [Line Items]
Number of shares issued			731,707	2,347,134
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					6,869,960
Non Adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Precentage of acquire interest	100.00%
Memorandum of understanding, description	Based on MOU the purchase price of Findings is US$305 million which will be paid by $270 million in the Company’s ordinary shares and up to US$35 million in cash. The Company’s ordinary shares will be valued based on the 60-business day trailing VWAP of the Company’s ordinary shares as of the Findings MOU signing date, with ordinary shares subject to customary lock-up periods ranging from 9 to 18 months for Findings’ shareholders. The cash consideration will be split as $15 million paid upon closing and $20 million paid subject to Findings achieving certain EBITDA or ARR thresholds.
Non Adjusting Events After Reporting Period [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,250,000	7,680,000,000
Exercise price of outstanding share options	$ 5.13
Warrants exercise price value	$ 11,542,500